Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt consisted of the following as of May 3, 2014 and February 1, 2014 (in thousands).

	May 3, 2014	February 1, 2014
Term Loan Facility	$150,000	$170,000

Total long-term debt	$150,000	$170,000

Long-term debt consisted of the following as of, February 1, 2014 and February 2, 2013 (in thousands).

	February 1, 2014	February 2, 2013
Sun Promissory Notes	$—	$319,926
Sun Capital Loan Agreement	—	71,508
Term Loan Facility	170,000	—

Total long-term debt	$170,000	$391,434